Schedule of Investments (unaudited)
June 30, 2026
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 Franklin U.S. Equity Index ETF

(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.9%
Communication Services — 9.7%
Diversified Telecommunication Services — 0.6%
AT&T Inc.	215,024	$4,450,997
Comcast Corp., Class A Shares	109,324	2,683,904
Verizon Communications Inc.	129,256	5,472,699
Total Diversified Telecommunication Services		12,607,600
Entertainment — 1.1%
Electronic Arts Inc.	7,248	1,486,130
Liberty Media Corp.-Liberty Formula One, Class A Shares	604	52,874 *
Liberty Media Corp.-Liberty Formula One, Class C Shares	6,644	632,110 *
Live Nation Entertainment Inc.	4,228	774,189 *
Netflix Inc.	129,864	9,272,290 *
ROBLOX Corp., Class A Shares	19,936	1,084,120 *
Take-Two Interactive Software Inc.	5,436	1,358,891 *
Walt Disney Co.	53,152	5,115,880
Warner Bros. Discovery Inc.	72,484	1,932,423 *
Total Entertainment		21,708,907
Interactive Media & Services — 7.8%
Alphabet Inc., Class A Shares	179,388	64,107,890
Alphabet Inc., Class C Shares	144,356	51,005,305
Meta Platforms Inc., Class A Shares	67,044	37,765,215
Total Interactive Media & Services		152,878,410
Media — 0.1%
Charter Communications Inc., Class A Shares	2,416	343,579 *
Fox Corp., Class A Shares	6,040	315,046
Fox Corp., Class B Shares	4,228	198,040
News Corp., Class A Shares	11,476	284,949
News Corp., Class B Shares	3,628	101,802
Omnicom Group Inc.	8,456	615,850
Total Media		1,859,266
Wireless Telecommunication Services — 0.1%
T-Mobile US Inc.	15,704	2,634,032

Total Communication Services		191,688,215
Consumer Discretionary — 9.3%
Automobiles — 2.0%
Ford Motor Co.	120,800	1,679,120
General Motors Co.	27,784	2,141,591
Tesla Inc.	86,372	36,328,063 *
Total Automobiles		40,148,774
Broadline Retail — 3.9%
Amazon.com Inc.	301,400	71,835,676 *
Coupang Inc.	39,264	682,016 *
eBay Inc.	13,892	1,552,431
MercadoLibre Inc.	1,447	2,456,123 *
Total Broadline Retail		76,526,246
Distributors — 0.0%††
Genuine Parts Co.	4,228	498,820
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Hotels, Restaurants & Leisure — 1.6%
Airbnb Inc., Class A Shares	12,080	$1,728,648 *
Booking Holdings Inc.	23,556	4,198,621
Carnival Corp. Ltd.	39,260	1,121,658
Chipotle Mexican Grill Inc.	39,064	1,328,176 *
Darden Restaurants Inc.	3,624	746,580
DoorDash Inc., Class A Shares	11,476	2,117,666 *
Expedia Group Inc.	3,624	927,309
Flutter Entertainment PLC	4,228	431,975 *
Hilton Worldwide Holdings Inc.	6,644	2,195,576
Las Vegas Sands Corp.	8,456	390,583
Marriott International Inc., Class A Shares	6,644	2,462,200
McDonald’s Corp.	21,744	5,877,621
Royal Caribbean Cruises Ltd.	7,852	2,493,246
Starbucks Corp.	35,032	3,579,920
Yum! Brands Inc.	8,456	1,351,776
Total Hotels, Restaurants & Leisure		30,951,555
Household Durables — 0.2%
DR Horton Inc.	7,852	1,278,934
Garmin Ltd.	4,832	1,147,793
Lennar Corp., Class A Shares	6,644	601,216
NVR Inc.	80	545,072 *
PulteGroup Inc.	6,040	828,748
Total Household Durables		4,401,763
Specialty Retail — 1.5%
AutoZone Inc.	495	1,581,990 *
Burlington Stores Inc.	1,812	574,042 *
Carvana Co.	21,140	1,391,435 *
Home Depot Inc.	30,808	10,865,366
Lowe’s Cos. Inc.	16,912	3,728,927
O’Reilly Automotive Inc.	25,368	2,336,139 *
Ross Stores Inc.	9,664	2,056,982
TJX Cos. Inc.	33,824	5,124,336
Tractor Supply Co.	15,704	496,403
Ulta Beauty Inc.	1,208	544,784 *
Total Specialty Retail		28,700,404
Textiles, Apparel & Luxury Goods — 0.1%
Lululemon Athletica Inc.	3,020	344,823 *
NIKE Inc., Class B Shares	35,636	1,462,858
Total Textiles, Apparel & Luxury Goods		1,807,681

Total Consumer Discretionary		183,035,243
Consumer Staples — 4.4%
Beverages — 1.0%
Coca-Cola Co.	119,596	9,719,567
Constellation Brands Inc., Class A Shares	4,228	588,073
Keurig Dr Pepper Inc.	41,676	1,364,055
Monster Beverage Corp.	21,140	2,031,977 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Beverages — continued
PepsiCo Inc.	42,280	$5,724,712
Total Beverages		19,428,384
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.	13,620	12,741,101
Dollar General Corp.	6,644	764,791
Dollar Tree Inc.	5,436	657,484 *
Kroger Co.	17,520	972,886
Sysco Corp.	14,496	1,211,576
Target Corp.	13,892	1,814,434
Walmart Inc.	134,696	15,255,669
Total Consumer Staples Distribution & Retail		33,417,941
Food Products — 0.3%
Archer-Daniels-Midland Co.	13,892	1,061,349
General Mills Inc.	16,308	567,518
Hershey Co.	4,228	741,803
Kraft Heinz Co.	26,576	627,725
Mondelez International Inc., Class A Shares	39,864	2,305,734
Tyson Foods Inc., Class A Shares	8,456	484,106
Total Food Products		5,788,235
Household Products — 0.7%
Church & Dwight Co. Inc.	7,248	702,186
Colgate-Palmolive Co.	24,764	2,270,364
Kimberly-Clark Corp.	10,268	1,127,118
Procter & Gamble Co.	71,272	10,451,326
Total Household Products		14,550,994
Personal Care Products — 0.1%
Estee Lauder Cos. Inc., Class A Shares	7,852	619,915
Kenvue Inc.	53,756	1,027,277
Total Personal Care Products		1,647,192
Tobacco — 0.6%
Altria Group Inc.	51,340	3,693,913
Philip Morris International Inc.	47,716	8,632,301
Total Tobacco		12,326,214

Total Consumer Staples		87,158,960
Energy — 3.0%
Energy Equipment & Services — 0.2%
Baker Hughes Co.	30,200	1,676,100
Halliburton Co.	25,972	881,749
SLB Ltd.	45,300	2,105,997
Total Energy Equipment & Services		4,663,846
Oil, Gas & Consumable Fuels — 2.8%
Cheniere Energy Inc.	6,644	1,587,983
Chevron Corp.	56,776	9,411,190
ConocoPhillips	37,448	3,893,094
Devon Energy Corp.	32,616	1,347,693
Diamondback Energy Inc.	5,436	955,540
EOG Resources Inc.	16,308	2,115,637
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp.	18,724	$995,555
Expand Energy Corp.	7,248	660,945
Exxon Mobil Corp.	128,052	17,507,270
Gazprom PJSC	15,428	0 *(a)(b)(c)
Kinder Morgan Inc.	60,400	1,930,988
LUKOIL PJSC	516	0 *(a)(b)(c)
Marathon Petroleum Corp.	9,060	2,316,370
Occidental Petroleum Corp.	22,348	1,085,442
ONEOK Inc.	19,328	1,680,376
Phillips 66	12,080	2,042,124
Rosneft Oil Co. PJSC	1,154	0 *(a)(b)(c)
Surgutneftegas PAO	8,286	0 *(a)(b)(c)
Targa Resources Corp.	6,644	1,781,522
Tatneft PJSC	1,974	0 *(a)(b)(c)
Texas Pacific Land Corp.	1,812	793,004
Valero Energy Corp.	9,060	2,359,587
Williams Cos. Inc.	37,448	2,783,884
Total Oil, Gas & Consumable Fuels		55,248,204

Total Energy		59,912,050
Financials — 11.8%
Banks — 3.5%
Bank of America Corp.	201,740	11,495,145
Citigroup Inc.	52,552	7,355,178
Citizens Financial Group Inc.	12,684	888,768
East-West Bancorp Inc.	4,228	545,793
Fifth Third Bancorp	27,784	1,566,184
First Citizens BancShares Inc., Class A Shares	250	520,198
Huntington Bancshares Inc.	60,400	1,070,892
JPMorgan Chase & Co.	82,748	27,085,903
KeyCorp	28,992	668,266
M&T Bank Corp.	4,228	1,006,306
PNC Financial Services Group Inc.	12,688	3,124,039
Regions Financial Corp.	25,372	766,234
Truist Financial Corp.	38,656	1,925,842
US Bancorp	47,716	2,882,046
Wells Fargo & Co.	94,228	7,787,002
Total Banks		68,687,796
Capital Markets — 2.9%
Ameriprise Financial Inc.	2,416	1,108,364
Ares Management Corp., Class A Shares	6,644	739,544 (d)
Bank of New York Mellon Corp.	20,536	2,969,711
Blackrock Inc.	4,228	4,065,476
Blackstone Inc.	22,952	2,700,762
Carlyle Group Inc.	6,644	279,779
Charles Schwab Corp.	50,132	4,625,680
CME Group Inc.	10,872	2,400,864
Coinbase Global Inc., Class A Shares	6,644	971,286 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Capital Markets — continued
Goldman Sachs Group Inc.	9,060	$9,163,012
Interactive Brokers Group Inc., Class A Shares	13,288	1,156,587
Intercontinental Exchange Inc.	17,516	2,156,395
KKR & Co. Inc.	21,140	1,940,229
LPL Financial Holdings Inc.	2,416	680,539
Moody’s Corp.	4,832	2,188,509
Morgan Stanley	36,844	7,701,870
MSCI Inc.	2,416	1,353,057
Nasdaq Inc.	11,476	904,538
Northern Trust Corp.	5,436	944,994
Raymond James Financial Inc.	4,832	734,609
Robinhood Markets Inc., Class A Shares	23,556	2,362,196 *
S&P Global Inc.	9,060	3,689,775
State Street Corp.	8,456	1,434,138
T. Rowe Price Group Inc.	6,644	755,356
Total Capital Markets		57,027,270
Consumer Finance — 0.6%
American Express Co.	16,308	5,516,181
Capital One Financial Corp.	19,328	3,877,583
SoFi Technologies Inc.	38,656	693,102 *
Synchrony Financial	10,268	780,882
Total Consumer Finance		10,867,748
Financial Services — 3.3%
Apollo Global Management Inc.	13,288	1,572,103
Berkshire Hathaway Inc., Class B Shares	56,776	28,410,143 *
Block Inc.	16,308	1,239,408 *
Corpay Inc.	1,812	603,885 *
Fidelity National Information Services Inc.	16,308	634,055
Fiserv Inc.	16,308	799,907 *
Global Payments Inc.	7,248	525,915
Mastercard Inc., Class A Shares	24,764	12,718,791
PayPal Holdings Inc.	27,180	1,173,632
Visa Inc., Class A Shares	50,736	17,407,014
Total Financial Services		65,084,853
Insurance — 1.5%
Aflac Inc.	13,892	1,628,837
Allstate Corp.	7,852	1,868,305
American International Group Inc.	15,708	1,170,717
Aon PLC, Class A Shares	6,644	2,203,748
Arch Capital Group Ltd.	10,872	1,055,236 *
Arthur J Gallagher & Co.	7,852	1,802,584
Brown & Brown Inc.	8,456	542,452
Chubb Ltd.	10,872	3,704,525
Cincinnati Financial Corp.	4,832	894,597
Hartford Insurance Group Inc.	8,456	1,120,589
Loews Corp.	5,436	615,410
Markel Group Inc.	355	693,319 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Insurance — continued
Marsh & McLennan Cos. Inc.	14,496	$2,416,048
MetLife Inc.	16,308	1,379,820
Principal Financial Group Inc.	6,644	716,090
Progressive Corp.	18,120	3,958,314
Prudential Financial Inc.	10,872	1,173,415
Travelers Cos. Inc.	6,644	2,193,317
Willis Towers Watson PLC	3,020	789,338
WR Berkley Corp.	8,460	596,684
Total Insurance		30,523,345
Mortgage Real Estate Investment Trusts (REITs) — 0.0%††
Annaly Capital Management Inc.	22,348	499,701

Total Financials		232,690,713
Health Care — 8.8%
Biotechnology — 1.7%
AbbVie Inc.	54,360	13,679,150
Alnylam Pharmaceuticals Inc.	4,228	1,272,755 *
Amgen Inc.	16,308	5,905,453
Biogen Inc.	4,228	913,502 *
Gilead Sciences Inc.	38,052	4,807,490
Incyte Corp.	4,832	547,755 *
Insmed Inc.	6,644	708,383 *
Regeneron Pharmaceuticals Inc.	3,020	1,883,091
Vertex Pharmaceuticals Inc.	7,852	3,900,324 *
Total Biotechnology		33,617,903
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	53,152	4,823,012
Becton Dickinson & Co.	8,456	1,279,646
Boston Scientific Corp.	45,300	1,933,404 *
Dexcom Inc.	12,080	813,588 *
Edwards Lifesciences Corp.	16,912	1,529,860 *
GE HealthCare Technologies Inc.	13,892	889,227
IDEXX Laboratories Inc.	2,416	1,271,879 *
Intuitive Surgical Inc.	10,872	4,323,577 *
Medline Inc., Class A Shares	7,852	309,683 *
Medtronic PLC	39,260	3,071,310
ResMed Inc.	4,228	823,953
STERIS PLC	3,020	635,921
Stryker Corp.	10,872	3,422,940
Zimmer Biomet Holdings Inc.	6,040	519,984
Total Health Care Equipment & Supplies		25,647,984
Health Care Providers & Services — 1.6%
Cardinal Health Inc.	7,248	1,721,835
Cencora Inc.	6,040	1,709,199
Centene Corp.	15,104	969,526 *
Cigna Group	7,852	2,164,639
CVS Health Corp.	38,656	3,998,963
Elevance Health Inc.	6,644	2,569,434
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Providers & Services — continued
HCA Healthcare Inc.	4,832	$1,883,949
Humana Inc.	3,624	1,439,525
Labcorp Holdings Inc.	2,416	676,480
McKesson Corp.	3,624	2,738,294
Quest Diagnostics Inc.	3,624	768,107
UnitedHealth Group Inc.	27,784	11,547,864
Total Health Care Providers & Services		32,187,815
Health Care Technology — 0.0%††
Veeva Systems Inc., Class A Shares	4,832	857,535 *
Life Sciences Tools & Services — 0.8%
Agilent Technologies Inc.	8,456	1,123,211
Danaher Corp.	19,932	3,796,647
Illumina Inc.	4,832	849,611 *
IQVIA Holdings Inc.	4,832	933,639 *
Mettler-Toledo International Inc.	604	771,616 *
Thermo Fisher Scientific Inc.	11,476	5,753,607
Waters Corp.	3,020	1,132,621 *
West Pharmaceutical Services Inc.	2,416	867,344
Total Life Sciences Tools & Services		15,228,296
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	62,816	3,619,458
Eli Lilly & Co.	24,580	29,481,990
Johnson & Johnson	73,688	18,714,541
Merck & Co. Inc.	73,688	9,468,908
Pfizer Inc.	173,952	4,188,764
Royalty Pharma PLC, Class A Shares	11,480	643,684
Zoetis Inc.	12,684	911,472
Total Pharmaceuticals		67,028,817

Total Health Care		174,568,350
Industrials — 9.0%
Aerospace & Defense — 2.3%
Axon Enterprise Inc.	2,416	1,354,434 *
Boeing Co.	24,160	5,229,915 *
General Dynamics Corp.	7,248	2,567,531
General Electric Co.	32,012	11,963,845
HEICO Corp.	1,208	430,278
HEICO Corp., Class A Shares	2,416	623,111
Howmet Aerospace Inc.	12,080	3,247,829
L3Harris Technologies Inc.	5,436	1,579,647
Lockheed Martin Corp.	6,040	3,077,138
Northrop Grumman Corp.	4,228	2,153,363
Rocket Lab Corp.	16,308	1,657,708 *
RTX Corp.	41,072	7,792,591
Textron Inc.	5,436	498,644
TransDigm Group Inc.	1,812	2,413,656
Total Aerospace & Defense		44,589,690
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Air Freight & Logistics — 0.3%
Expeditors International of Washington Inc.	3,624	$590,639
FedEx Corp.	6,644	2,080,436
United Parcel Service Inc., Class B Shares	22,952	2,467,340
Total Air Freight & Logistics		5,138,415
Building Products — 0.5%
Carrier Global Corp.	23,556	1,727,832
Johnson Controls International PLC	18,724	2,735,764
Lennox International Inc.	1,208	692,124
Masco Corp.	6,040	491,475
Trane Technologies PLC	6,644	3,263,267
Total Building Products		8,910,462
Commercial Services & Supplies — 0.4%
Cintas Corp.	10,268	1,746,381
Copart Inc.	25,972	732,151 *
Republic Services Inc.	6,040	1,287,003
Rollins Inc.	9,668	403,542
Veralto Corp.	7,248	642,753
Waste Management Inc.	11,476	2,557,771
Total Commercial Services & Supplies		7,369,601
Construction & Engineering — 0.3%
Comfort Systems USA Inc.	1,043	2,067,174
EMCOR Group Inc.	1,208	1,002,495
Quanta Services Inc.	4,228	3,044,329
Total Construction & Engineering		6,113,998
Electrical Equipment — 1.4%
AMETEK Inc.	7,248	1,753,581
Bloom Energy Corp., Class A Shares	8,456	2,559,631 *
Eaton Corp. PLC	12,080	5,147,530
Emerson Electric Co.	17,516	2,507,416
GE Vernova Inc.	8,456	9,934,616
Hubbell Inc.	1,812	948,038
Rockwell Automation Inc.	3,624	1,794,170
Vertiv Holdings Co., Class A Shares	11,476	3,842,394
Total Electrical Equipment		28,487,376
Ground Transportation — 0.8%
CSX Corp.	57,380	2,727,271
J.B. Hunt Transport Services Inc.	2,416	699,263
Norfolk Southern Corp.	6,644	2,090,136
Old Dominion Freight Line Inc.	5,436	1,177,438
Uber Technologies Inc.	60,400	4,358,464 *
Union Pacific Corp.	18,120	4,928,640
Total Ground Transportation		15,981,212
Industrial Conglomerates — 0.2%
3M Co.	16,312	2,641,076
Honeywell International Inc.	9,664	2,163,770
Total Industrial Conglomerates		4,804,846
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Machinery — 1.9%
Caterpillar Inc.	14,096	$15,010,830
Cummins Inc.	4,228	3,015,452
Deere & Co.	7,852	4,980,759
Dover Corp.	4,228	948,256
Fortive Corp.	9,664	590,374
Illinois Tool Works Inc.	9,060	2,450,458
Ingersoll Rand Inc.	12,080	990,439
Otis Worldwide Corp.	11,476	821,682
PACCAR Inc.	15,100	1,813,812
Parker-Hannifin Corp.	3,624	3,544,707
Snap-on Inc.	1,812	729,149
Westinghouse Air Brake Technologies Corp.	5,436	1,465,545
Xylem Inc.	7,248	856,786
Total Machinery		37,218,249
Passenger Airlines — 0.2%
Delta Air Lines Inc.	19,932	1,866,831
Southwest Airlines Co.	14,500	745,590
United Airlines Holdings Inc.	9,664	1,314,207 *
Total Passenger Airlines		3,926,628
Professional Services — 0.3%
Automatic Data Processing Inc.	12,080	2,705,316
Broadridge Financial Solutions Inc.	3,624	496,307
Equifax Inc.	3,624	575,202
Jacobs Solutions Inc.	3,624	456,624
Leidos Holdings Inc.	3,624	373,163
Paychex Inc.	9,664	950,261
SS&C Technologies Holdings Inc.	6,644	412,260
Verisk Analytics Inc.	4,228	759,053
Total Professional Services		6,728,186
Trading Companies & Distributors — 0.4%
Fastenal Co.	33,824	1,624,567
Ferguson Enterprises Inc.	5,436	1,290,126
Sunbelt Rentals Holdings Inc.	12,684	948,890
United Rentals Inc.	1,812	2,052,797
W.W. Grainger Inc.	1,369	1,862,387
Watsco Inc.	1,208	503,410
Total Trading Companies & Distributors		8,282,177

Total Industrials		177,550,840
Information Technology — 38.2%
Communications Equipment — 1.4%
Arista Networks Inc.	31,408	5,335,591 *
Ciena Corp.	4,228	2,074,088 *
Cisco Systems Inc.	121,408	14,260,584
F5 Inc.	1,812	753,719 *
Lumentum Holdings Inc.	2,416	2,073,073 *
Motorola Solutions Inc.	5,440	2,259,177
Total Communications Equipment		26,756,232
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A Shares	37,448	$6,602,831
CDW Corp.	4,228	594,626
Coherent Corp.	5,436	2,144,339 *
Corning Inc.	24,160	6,171,189
Flex Ltd.	10,872	1,762,025 *
Jabil Inc.	3,020	1,164,150
Keysight Technologies Inc.	5,436	1,902,980 *
TE Connectivity PLC	9,060	1,826,587
Teledyne Technologies Inc.	1,208	805,615 *
Total Electronic Equipment, Instruments & Components		22,974,342
IT Services — 1.0%
Accenture PLC, Class A Shares	18,724	2,330,015
Cloudflare Inc., Class A Shares	9,664	2,370,386 *
Cognizant Technology Solutions Corp., Class A Shares	15,100	584,823
CoreWeave Inc., Class A Shares	9,060	901,832 *
International Business Machines Corp.	28,996	8,153,965
MongoDB Inc.	2,416	811,534 *
Snowflake Inc.	10,268	2,613,206 *
Twilio Inc., Class A Shares	4,228	872,363 *
VeriSign Inc.	2,416	607,769
Total IT Services		19,245,893
Semiconductors & Semiconductor Equipment — 18.9%
Advanced Micro Devices Inc.	50,132	29,122,180 *
Analog Devices Inc.	15,100	5,997,267
Applied Materials Inc.	24,160	17,467,680
Astera Labs Inc.	4,228	2,042,209 *
Broadcom Inc.	142,544	53,845,996
Credo Technology Group Holding Ltd.	4,832	1,314,062 *
Entegris Inc.	4,832	869,084
First Solar Inc.	3,020	712,599 *
Intel Corp.	133,484	18,638,371 *
KLA Corp.	40,131	12,107,924
Lam Research Corp.	38,656	16,750,804
Marvell Technology Inc.	26,576	7,916,725
Microchip Technology Inc.	16,308	1,487,290
Micron Technology Inc.	34,428	39,739,896
Monolithic Power Systems Inc.	1,447	2,000,275
NVIDIA Corp.	719,372	143,939,144
NXP Semiconductors NV	7,248	2,036,905
ON Semiconductor Corp.	12,080	1,142,043 *
QUALCOMM Inc.	32,012	5,915,497
Teradyne Inc.	4,832	2,337,915
Texas Instruments Inc.	27,784	8,281,577
Total Semiconductors & Semiconductor Equipment		373,665,443
Software — 7.5%
Adobe Inc.	12,684	2,600,474 *
AppLovin Corp., Class A Shares	6,644	3,423,188 *
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Software — continued
Autodesk Inc.	6,644	$1,291,726 *
Cadence Design Systems Inc.	8,456	3,173,706 *
Circle Internet Group Inc.	5,436	340,457 *
CrowdStrike Holdings Inc., Class A Shares	7,248	5,531,239 *
Datadog Inc., Class A Shares	9,664	2,516,119 *
Fair Isaac Corp.	701	837,541 *
Fortinet Inc.	19,328	2,969,167 *
Intuit Inc.	8,456	2,207,016
Microsoft Corp.	227,708	84,939,638
Oracle Corp.	51,944	7,612,393
Palantir Technologies Inc., Class A Shares	67,648	7,892,492 *
Palo Alto Networks Inc.	24,764	8,445,019 *
PTC Inc.	3,624	411,723 *
Roper Technologies Inc.	3,020	1,021,938
Salesforce Inc.	24,160	3,784,905
ServiceNow Inc.	32,012	3,178,151 *
Strategy Inc.	10,268	892,597 *
Synopsys Inc.	6,040	2,694,263 *
Trimble Inc.	7,248	370,953 *
Tyler Technologies Inc.	1,208	353,292 *
Workday Inc., Class A Shares	6,040	739,417 *
Zoom Communications Inc.	7,248	625,575 *
Zscaler Inc.	3,020	426,273 *
Total Software		148,279,262
Technology Hardware, Storage & Peripherals — 8.2%
Apple Inc.	449,984	130,207,370
Dell Technologies Inc., Class C Shares	9,064	3,910,753
Everpure Inc., Class A Shares	9,664	761,427 *
Hewlett Packard Enterprise Co.	40,468	1,825,512
HP Inc.	28,992	636,085
NetApp Inc.	6,040	934,750
Sandisk Corp.	4,288	9,749,754 *
Seagate Technology Holdings PLC	6,864	6,623,760
Super Micro Computer Inc.	16,916	496,146 *
Western Digital Corp.	10,548	6,737,219
Total Technology Hardware, Storage & Peripherals		161,882,776

Total Information Technology		752,803,948
Materials — 1.8%
Chemicals — 1.0%
Air Products & Chemicals Inc.	6,644	1,947,888
Corteva Inc.	20,536	1,739,194
Dow Inc.	22,352	611,551
DuPont de Nemours Inc.	4,228	573,486
Ecolab Inc.	7,852	2,187,646
International Flavors & Fragrances Inc.	7,852	622,035
Linde PLC	14,496	7,522,554
LyondellBasell Industries NV, Class A Shares	7,852	413,408
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Chemicals — continued
PhosAgro PJSC	2	$0 *(a)(b)(c)
PhosAgro PJSC, Russian Stock Exchange	73	0 *(a)(b)(c)
PPG Industries Inc.	6,644	805,851
Sherwin-Williams Co.	7,248	2,495,631
Total Chemicals		18,919,244
Construction Materials — 0.2%
CRH PLC	20,536	2,197,352
Martin Marietta Materials Inc.	1,812	1,044,981
Vulcan Materials Co.	3,624	1,069,116
Total Construction Materials		4,311,449
Containers & Packaging — 0.1%
Amcor PLC	13,892	602,218
International Paper Co.	16,312	621,487
Packaging Corp. of America	3,020	719,606
Smurfit Westrock PLC	16,312	754,593
Total Containers & Packaging		2,697,904
Metals & Mining — 0.5%
Alrosa PJSC	3,584	0 *(a)(b)(c)
Freeport-McMoRan Inc.	44,092	2,772,946
GMK Norilskiy Nickel PAO	10,000	0 *(a)(b)(c)
Newmont Corp.	32,616	3,046,334
Novolipetsk Steel PJSC	2,272	0 *(a)(b)(c)
Nucor Corp.	7,248	1,614,492
Polyus PJSC	500	0 *(a)(b)(c)
Severstal PAO	392	0 *(a)(b)(c)
Southern Copper Corp.	3,020	526,265
Steel Dynamics Inc.	4,228	970,157
United Co. RUSAL International PJSC	1,714	0 *(a)(b)(c)
Total Metals & Mining		8,930,194

Total Materials		34,858,791
Real Estate — 1.7%
Diversified REITs — 0.0%††
WP Carey Inc.	6,644	475,046
Health Care REITs — 0.3%
Ventas Inc.	14,496	1,287,245
Welltower Inc.	21,744	4,935,236
Total Health Care REITs		6,222,481
Industrial REITs — 0.2%
Prologis Inc.	28,388	3,845,722
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A Shares	9,060	1,220,292 *
Residential REITs — 0.2%
AvalonBay Communities Inc.	4,228	797,781
Equity Residential	10,268	697,505
Essex Property Trust Inc.	1,812	528,361
Invitation Homes Inc.	15,708	474,539
Mid-America Apartment Communities Inc.	3,624	503,519
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Residential REITs — continued
Sun Communities Inc.	3,020	$362,128
Total Residential REITs		3,363,833
Retail REITs — 0.2%
Kimco Realty Corp.	21,140	535,899
Realty Income Corp.	27,788	1,721,744
Simon Property Group Inc.	9,664	2,161,354
Total Retail REITs		4,418,997
Specialized REITs — 0.7%
American Tower Corp.	14,496	2,371,111
Crown Castle Inc.	13,288	1,006,300
Digital Realty Trust Inc.	10,268	1,843,927
Equinix Inc.	3,020	3,148,018
Extra Space Storage Inc.	6,040	877,612
Iron Mountain Inc.	9,060	1,144,368
Public Storage	4,832	1,538,074
SBA Communications Corp.	3,020	532,909
VICI Properties Inc.	32,616	865,955
Weyerhaeuser Co.	21,140	506,092
Total Specialized REITs		13,834,366

Total Real Estate		33,380,737
Utilities — 2.2%
Electric Utilities — 1.4%
Alliant Energy Corp.	7,852	599,029
American Electric Power Co. Inc.	16,912	2,313,731
Constellation Energy Corp.	10,268	2,550,263
Duke Energy Corp.	24,160	3,058,173
Edison International	11,476	854,388
Entergy Corp.	13,892	1,595,635
Evergy Inc.	7,248	626,445
Eversource Energy	11,476	829,371
Exelon Corp.	31,412	1,464,427
FirstEnergy Corp.	16,912	803,996
Inter RAO UES PJSC	53,546	0 *(a)(b)(c)
NextEra Energy Inc.	64,024	5,619,387
NRG Energy Inc.	6,040	882,202
PG&E Corp.	67,044	1,127,680
PPL Corp.	22,352	812,495
Southern Co.	35,032	3,352,913
Xcel Energy Inc.	19,336	1,552,681
Total Electric Utilities		28,042,816
Gas Utilities — 0.1%
Atmos Energy Corp.	4,832	832,409
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	10,268	1,628,813
Multi-Utilities — 0.6%
Ameren Corp.	8,456	955,866
CenterPoint Energy Inc.	19,932	877,805
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
June 30, 2026
 Franklin U.S. Equity Index ETF
(Percentages shown based on Fund net assets)
Security			Shares	Value

Multi-Utilities — continued
CMS Energy Corp.			9,668	$739,602
Consolidated Edison Inc.			11,476	1,269,590
Dominion Energy Inc.			25,976	1,773,901
DTE Energy Co.			6,040	920,315
NiSource Inc.			14,496	689,285
Public Service Enterprise Group Inc.			15,100	1,225,516
Sempra			19,932	1,847,896
WEC Energy Group Inc.			10,268	1,198,994
Total Multi-Utilities				11,498,770
Water Utilities — 0.0%††
American Water Works Co. Inc.			6,040	794,743

Total Utilities				42,797,551
Total Common Stocks (Cost — $1,469,377,621)				1,970,445,398
		Expiration Date	Rights
Rights — 0.0%††
Financials — 0.0%††
Capital Markets — 0.0%††
TPG Inc. (Cost — $0)		12/31/49	6,369	64 *(a)(b)
	Rate		Shares
Preferred Stocks — 0.0%††
Energy — 0.0%††
Oil, Gas & Consumable Fuels — 0.0%††
Surgutneftegas PAO (Cost — $6,128)	—		10,688	0 *(a)(b)(c)
Total Investments before Short-Term Investments (Cost — $1,469,383,749)				1,970,445,462

Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $6,684,067)	3.545%		6,684,067	6,684,067 (e)(f)

Investments from Cash Collateral Received for Loaned Securities — 0.0%††
Franklin Institutional U.S. Government Money Market Fund, Class A Shares (Cost — $627,000)	3.545%		627,000	627,000 (e)(f)

Total Short-Term Investments (Cost — $7,311,067)				7,311,067
Total Investments — 100.3% (Cost — $1,476,694,816)				1,977,756,529
Liabilities in Excess of Other Assets — (0.3)%				(5,972,539)
Total Net Assets — 100.0%				$1,971,783,990

See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

 Franklin U.S. Equity Index ETF
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Value is less than $1.
(d)	A portion or all of the security is on loan at June 30, 2026.
(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)
In this instance, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2026, the total market value of investments in Affiliated Companies was $7,311,067 and the cost was $7,311,067 (Note 2).

Abbreviation(s) used in this schedule:
PJSC	—	Private Joint Stock Company
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin U.S. Equity Index ETF (the “Fund”) is a separate diversified investment series of Franklin Templeton ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. A “non-diversified” fund generally invests a greater proportion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.
The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market

Franklin U.S. Equity Index ETF 2026 Quarterly Report

of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Energy	$59,912,050	—	$0 *	$59,912,050
Materials	34,858,791	—	0 *	34,858,791
Utilities	42,797,551	—	0 *	42,797,551
Other Common Stocks	1,832,877,006	—	—	1,832,877,006
Rights	—	—	64	64
Preferred Stocks	—	—	0 *	0*
Total Long-Term Investments	1,970,445,398	—	64	1,970,445,462
Short-Term Investments†:
Money Market Funds	6,684,067	—	—	6,684,067
Investments from Cash Collateral Received for Loaned Securities	627,000	—	—	627,000
Total Short-Term Investments	7,311,067	—	—	7,311,067
Total Investments	$1,977,756,465	—	$64	$1,977,756,529

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.

Franklin U.S. Equity Index ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following companies were considered affiliated companies for all or some portion of the period ended June 30, 2026. The following transactions were effected in such companies for the period ended June 30, 2026.

	Affiliate Value at March 31, 2026	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	$1,565,526	$9,152,955	9,152,955	$4,034,414	4,034,414
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	3,570,625	3,570,625	2,943,625	2,943,625
Total	$1,565,526	$12,723,580		$6,978,039

(cont’d)	Realized Gain (Loss)	Dividend Income	Income From Securities Lending	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2026
Money Market Funds:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	$25,907	—	—	$6,684,067
Investments from Cash Collateral Received for Loaned Securities:
Franklin Institutional U.S. Government Money Market Fund, Class A Shares	—	—	$2,619	—	627,000
Total	—	$25,907	$2,619	—	$7,311,067

Franklin U.S. Equity Index ETF 2026 Quarterly Report